Subsequent events (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events	Subsequent events
The Company has evaluated subsequent events occurring through to the date the unaudited condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements except as disclosed in the notes elsewhere.

Note 22. Subsequent events
The Company has evaluated events and transactions that occurred through February 27, 2025, the date these combined financial statements were available for issuance, for potential recognition or disclosure in these combined financial statements. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in these combined financial statements except as noted below.
On January 10, 2025, Holcim Ltd announced the expected composition of the Board of Directors for the Company, including the selection of Mr. Jan Jenisch, the current Non-Executive Chairman of Parent, to serve as the Chairman and Chief Executive Officer of the Company upon completion of the Spin-Off. Mr. Jenisch is leading the planned listing of the Company and previously served as Chief Executive Officer of Parent from 2017 to 2024. He will continue to serve as Non-Executive Chairman of Parent until its Annual General Meeting in May 2025.